SUPPLEMENT DATED October 29, 2013

To the variable annuity SAI of:
Allianz ConnectionsSM
Allianz VisionSM

Dated April 29, 2013
For Contracts issued on or after April 29, 2013

ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This supplement updates certain information contained in the SAI and should be attached to the SAI and retained for future reference.

Appendix A – Death of the Owner and/Or Annuitant is replaced with the following tables:

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

UPON THE DEATH OF A SOLE OWNER
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
•      We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract.  If you selected Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•      If the deceased Owner was a Determining Life and the Traditional Death Benefit or Quarterly Value Death Benefit is in effect, the death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•      If the deceased Owner was not a Determining Life the Traditional Death Benefit or Quarterly Value Death Benefit end and the Beneficiary(s) receive the Contract Value.
•      If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–   if the Traditional Death Benefit or Quarterly Value Death Benefit is in effect and the deceased was a Determining Life, we increase the Contract Value to equal the guaranteed death benefit value if greater and the death benefit ends,
–   the surviving spouse becomes the new Owner,
–   the Accumulation Phase continues, and
–   upon the surviving spouse’s death, his or her Beneficiary(s) receives the Contract Value.

•      The Beneficiary becomes the Owner.
•      If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•      If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–   Annuity Option 1 or 3, payments end.
–   Annuity Option 2 or 4, payments end when the guaranteed period expires.
    –   Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
•      If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

SAI-001-1013
(VSN-400, CNT-400)

UPON THE DEATH OF A JOINT OWNER
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
•      The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•      We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•      If the deceased Joint Owner was a Determining Life and the Traditional Death Benefit or Quarterly Value Death Benefit is in effect, the death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•      If the deceased Joint Owner was not a Determining Life the Traditional Death Benefit or Quarterly Value Death Benefit end and the Beneficiary(s) receive the Contract Value.
•      If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–  if the Traditional Death Benefit or Quarterly Value Death Benefit is in effect and the deceased was a Determining Life, we increase the Contract Value to equal the guaranteed death benefit value if greater and the death benefit ends,
–  the surviving Joint Owner/spouse becomes the new Owner,
–  the Accumulation Phase continues, and
–  upon the surviving Joint Owner/spouse’s death, his or her Beneficiary(s) receives the Contract Value.

•      The surviving Joint Owner becomes the sole Owner.
•      If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•      If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–   Annuity Option 1  or 3, payments end.
–   Annuity Option 2 or 4, payments end when the guaranteed period expires.
    –   Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
•      If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

SAI-001-1013
(VSN-400, CNT-400)

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
•      If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•      If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•      If the deceased Annuitant was a Joint Owner , we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•      If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

•      If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–  Annuity Option 1  or 3, payments end.
–  Annuity Option 2 or 4, payments end when the   guaranteed period expires.
    –  Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•      If the deceased was a sole Owner, the Beneficiary becomes the Owner if the Contract continues.
•      If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT
•      Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining guaranteed period of time.
• No death benefit is payable. • If the deceased was a sole Owner, the Beneficiary becomes the Owner. • If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

SAI-001-1013
(VSN-400, CNT-400)